Leases (Rental Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Presentation of leases for lessee [abstract]
Expenses related to variable lease components not included in lease liabilities	$ 20	$ 20
Expenses related to low-value leases	33	32
Rental expense	$ 53	$ 52